LG QRAFT AI-POWERED U.S. LARGE CAP CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Common Stocks — 99.2%	Shares	Fair Value
Communications — 15.3%
Alphabet, Inc., Class A	234	$ 79,091
AST SpaceMobile, Inc.(a)	127	14,124
AT&T, Inc.	1,058	27,730
EchoStar Corporation, Class A(a)	172	19,474
Electronic Arts, Inc.	180	36,706
Meta Platforms, Inc., Class A	51	36,541
Netflix, Inc.(a)	46	3,841
Reddit, Inc., Class A(a)	34	6,129
Spotify Technology S.A.(a)	22	11,008
Verizon Communications, Inc.	544	24,219
Walt Disney Company (The)	52	5,866
Warner Bros Discovery, Inc.(a)	1,433	39,464
		304,193
Consumer Discretionary — 13.5%
Amazon.com, Inc.(a)	343	82,080
Carnival Corporation	242	7,265
Carvana Company(a)	47	18,852
Copart, Inc.(a)	199	8,075
Ford Motor Company	2,427	33,687
On Holding A.G.(a)	129	5,837
Tesla, Inc.(a)	235	101,147
Tractor Supply Company	232	11,804
		268,747
Consumer Staples — 8.6%
Estee Lauder Companies, Inc. (The), Class A	20	2,306
Kenvue, Inc.	2,449	42,612
Keurig Dr Pepper, Inc.	1,240	34,025
Monster Beverage Corporation(a)	147	11,872
The Kraft Heinz Company	1,172	27,823
Walmart, Inc.	436	51,946
		170,584
Energy — 2.8%
Kinder Morgan, Inc.	1,347	41,070
Williams Companies, Inc. (The)	221	14,864
		55,934
Financials — 9.6%
Aflac, Inc.	38	4,216
Blackrock, Inc.	5	5,595
Brookfield Asset Management Ltd.	125	6,214
Brookfield Corporation	143	6,513
Brown & Brown, Inc.	109	7,859
Fifth Third Bancorp	387	19,435
Huntington Bancshares Inc	1,885	32,949
JPMorgan Chase & Company	12	3,671
Morgan Stanley	40	7,312
NU Holdings Ltd., Class A(a)	1,626	28,862
Rocket Companies, Inc., Class A	334	5,989
SoFi Technologies, Inc.(a)	446	10,173
Truist Financial Corporation	412	21,185
US Bancorp	196	10,998
W R Berkley Corporation	69	4,732
		175,703
Health Care — 5.3%
Boston Scientific Corporation(a)	79	7,389
Bristol-Myers Squibb Company	42	2,312

Common Stocks — 99.2% (continued)	Shares	Fair Value
Health Care — 5.3% (continued)
Cardinal Health, Inc.	15	$ 3,223
Cencora, Inc.	8	2,874
CVS Health Corporation	89	6,632
Elevance Health, Inc.	24	8,298
Eli Lilly & Company	6	6,223
Insmed, Inc.(a)	10	1,569
Intuitive Surgical, Inc.(a)	4	2,017
IQVIA Holdings, Inc.(a)	9	2,071
Johnson & Johnson	11	2,500
Merck & Company, Inc.	21	2,316
Pfizer, Inc.	1,385	36,619
Regeneron Pharmaceuticals, Inc.	4	2,966
Thermo Fisher Scientific, Inc.	4	2,314
UnitedHealth Group, Inc.	58	16,642
		105,965
Industrials — 3.7%
CSX Corporation	589	22,241
FTAI Aviation Ltd.	61	16,612
GE Vernova, Inc.	42	30,507
Honeywell International, Inc.	26	5,916
Keysight Technologies, Inc.(a)	11	2,379
L3Harris Technologies, Inc.	26	8,914
Lockheed Martin Corporation, Class B	4	2,537
Rocket Lab Corporation(a)	28	2,242
		91,348
Materials — 0.4%
Southern Copper Corporation	43	8,184

Real Estate — 1.9%
VICI Properties, Inc. - REIT	1,373	38,554

Technology — 29.1%+
Accenture PLC, Class A	9	2,373
Advanced Micro Devices, Inc.(a)	212	50,187
Apple, Inc.	253	65,649
Atlassian Corporation, Class A(a)	56	6,618
Broadcom, Inc.	104	34,455
Ciena Corporation(a)	9	2,266
Coherent Corp.(a)	53	11,246
Intel Corporation(a)	136	6,320
Lam Research Corporation	10	2,335
Micron Technology, Inc.	226	93,762
Microsoft Corporation	181	77,882
MongoDB, Inc.(a)	18	6,684
NVIDIA Corporation	549	104,929
Oracle Corporation	20	3,292
Palantir Technologies, Inc., Class A(a)	39	5,717
Sandisk Corporation(a)	158	91,048
Seagate Technology Holdings PLC	7	2,854
Strategy, Inc., Class A(a)	18	2,695
Teradyne, Inc.	9	2,169
Veeva Systems, Inc., Class A(a)	25	5,098
Western Digital Corporation	10	2,502
		580,081
Utilities — 9.0%
CenterPoint Energy, Inc.	650	25,799
Constellation Energy Corporation	21	5,894
Dominion Energy, Inc.	95	5,716

LG QRAFT AI-POWERED U.S. LARGE CAP CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Common Stocks — 99.2% (continued)	Shares	Fair Value
Utilities — 9.0% (continued)
Duke Energy Corporation	85	$ 10,315
Exelon Corporation	660	29,555
FirstEnergy Corporation	287	13,587
PG&E Corporation	2,313	35,665
PPL Corporation	870	31,538
Southern Company (The)	107	9,556
Xcel Energy, Inc.	149	11,333
		178,958

Total Common Stocks
(Cost $1,924,873)		1,978,251

Total Investments — 99.2%
(Cost $1,924,873)		1,978,251

Other Assets in Excess of Liabilities — 0.8%		16,076

Total Net Assets — 100.0%		$ 1,994,327

A.G.	- Aktiengesellschaft
ETF	- Exchange-Traded Fund
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
(a)	Non-income producing security.

+	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.